Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS TRUST
Class A, Class C, Institutional, Investor, Class R, Class R6 and Class P Shares of the
Goldman Sachs Alternative Premia Fund and Goldman Sachs Managed Futures Strategy Fund
(together, the “Funds”)
Supplement dated July 14, 2021 to the
Summary Prospectuses (“Multi-Class Summaries”) and Statutory Prospectus
(“Multi-Class Prospectus”) (with respect to Class A, Class C, Institutional, Investor,
Class R and Class R6 Shares); the Summary Prospectuses (“Class P Summaries”
and, together with the Multi-Class Summaries, the “Summary Prospectuses”),
Statutory Prospectus (“Class P Prospectus” and, together with the
Multi-Class Prospectus, the “Prospectuses”) (with respect to Class P Shares);
and the Statement of Additional Information (“SAI”),
each dated April 30, 2021
The Board of Trustees of Goldman Sachs Trust recently approved a change to the Funds’ benchmark indices from the ICE Bank of America Merrill Lynch U.S. Dollar Three-Month LIBOR Constant Maturity Index (with respect to the Alternative Premia Fund) and the ICE Bank of America Merrill Lynch U.S. Dollar
One-Month
LIBOR Constant Maturity Index (with respect to the Managed Futures Strategy Fund) to the ICE Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index. This change will be effective July 29, 2021 (the “Effective Date”). Accordingly, on the Effective Date, the Funds’ Prospectuses, Summary Prospectuses and SAI are revised as follows:
The following replaces the last paragraph under the “
Goldman Sachs Alternative Premia Fund
—
Summary
—
Principal Strategy
” section in the Funds’ Prospectuses and the “
Principal Strategy
” section in the Alternative Premia Fund’s Summary Prospectuses:
The Fund’s primary benchmark index is the ICE Bank of America Merrill Lynch
Three-Month
U.S. Treasury Bill Index.
The following replaces the last paragraph under the “
Goldman Sachs Managed Futures Strategy Fund
—
Summary
—
Principal Strategy
” section in the Funds’ Prospectuses and the “
Principal Strategy
” section in the Managed Futures Strategy Fund’s Summary Prospectuses:
The Fund’s benchmark index is the ICE Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index.
The following sentence is added after the first sentence under the “
Goldman Sachs Alternative Premia Fund—Summary—Performance
” section in the Funds’ Prospectuses and the “
Performance
” section in the Alternative Premia Funds’ Summary Prospectuses:
As of July 29, 2021, the Fund’s primary benchmark index was changed from the ICE Bank of America Merrill Lynch U.S. Dollar Three-Month LIBOR Constant Maturity Index to the ICE Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index. The Adviser believes that the ICE Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index is a more appropriate index in light of the forthcoming cessation of LIBOR.
The following sentence is added after the first sentence under the “
Goldman Sachs Managed Futures Strategy Fund—Summary—Performance”
sections in the Funds’ Prospectuses and the “
Performance
” section in the Managed Futures Strategy Funds’ Summary Prospectuses:
As of July 29, 2021, the Fund’s benchmark index was changed from the ICE Bank of America Merrill Lynch U.S. Dollar
One-Month
LIBOR Constant Maturity Index to the ICE Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index. The Adviser believes that the ICE Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index is a more appropriate index in light of the forthcoming cessation of LIBOR.

The following is added under the last row in the table under the “
Goldman Sachs Alternative Premia Fund—Summary—Average Annual Total Return
” section i
n
the Funds’ Multi-Class Prospectus and in the “
Average Annual Total Return
” table under the “
Performance
” section in the Alternative Premia Fund’s Multi-Class Summary Prospectus:

ICE Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index (reflects no deduction for fees or expenses) * * *	0.67%	1.20%	0.63%

***
Effective July 29, 2021, the Fund’s primary benchmark index was changed from the ICE Bank of America Merrill Lynch U.S. Dollar Three-Month LIBOR Constant Maturity Index to the ICE Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index.

The following is added under the last row in the table under the “
Goldman Sachs Managed Futures Strategy Fund—Summary—Average Annual Total Return
” section in the Funds’ Multi-Class Prospectus and in the “
Average Annual Total Return
” table under the “
Performance
” section in the Managed Futures Strategy Fund’s Multi-Class Summary Prospectus:

ICE Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index (reflects no deduction for fees or expenses) * * *	0.67%	1.20%	0.63%

***
Effective July 29, 2021, the Fund’s benchmark index was changed from the ICE Bank of America Merrill Lynch U.S. Dollar
One-Month
LIBOR Constant Maturity Index to the ICE Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index.

The following is added under the last row in the table under the “
Goldman Sachs Alternative Premia Fund—Summary—Average Annual Total Return
” section in the Funds’ Class P Prospectus and in the “
Average Annual Total Return
” table under the “
Performance
” section in the Alternative Premia Fund’s Class P Summary Prospectus:

ICE Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index (reflects no deduction for fees or expenses) *	0.67%	1.62%
*
Effective July 29, 2021, the Fund’s primary benchmark index was changed from the ICE Bank of America Merrill Lynch U.S. Dollar Three-Month LIBOR Constant Maturity Index to the ICE Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index.

The following is added under the last row in the table under the “
Goldman Sachs Managed Futures Strategy Fund—Summary—Average Annual Total Return
” section in the Funds’ Class P Prospectus and in the “
Average Annual Total Return
” table under the “
Performance
” section in the Managed Futures Strategy Fund’s Class P Summary Prospectus:

ICE Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index (reflects no deduction for fees or expenses) *	0.67%	1.62%

*
Effective July 29, 2021, the Fund’s benchmark index was changed from the ICE Bank of America Merrill Lynch U.S. Dollar
One-Month
LIBOR Constant Maturity Index to the ICE Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index.

Class A, C, Inst, R, R6 Shares | Goldman Sachs Alternative Premia Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS TRUST
Class A, Class C, Institutional, Investor, Class R, Class R6 and Class P Shares of the
Goldman Sachs Alternative Premia Fund and Goldman Sachs Managed Futures Strategy Fund
(together, the “Funds”)
Supplement dated July 14, 2021 to the
Summary Prospectuses (“Multi-Class Summaries”) and Statutory Prospectus
(“Multi-Class Prospectus”) (with respect to Class A, Class C, Institutional, Investor,
Class R and Class R6 Shares); the Summary Prospectuses (“Class P Summaries”
and, together with the Multi-Class Summaries, the “Summary Prospectuses”),
Statutory Prospectus (“Class P Prospectus” and, together with the
Multi-Class Prospectus, the “Prospectuses”) (with respect to Class P Shares);
and the Statement of Additional Information (“SAI”),
each dated April 30, 2021
The Board of Trustees of Goldman Sachs Trust recently approved a change to the Funds’ benchmark indices from the ICE Bank of America Merrill Lynch U.S. Dollar Three-Month LIBOR Constant Maturity Index (with respect to the Alternative Premia Fund) and the ICE Bank of America Merrill Lynch U.S. Dollar
One-Month
LIBOR Constant Maturity Index (with respect to the Managed Futures Strategy Fund) to the ICE Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index. This change will be effective July 29, 2021 (the “Effective Date”). Accordingly, on the Effective Date, the Funds’ Prospectuses, Summary Prospectuses and SAI are revised as follows:
The following replaces the last paragraph under the “
Goldman Sachs Alternative Premia Fund
—
Summary
—
Principal Strategy
” section in the Funds’ Prospectuses and the “
Principal Strategy
” section in the Alternative Premia Fund’s Summary Prospectuses:
The Fund’s primary benchmark index is the ICE Bank of America Merrill Lynch
Three-Month
U.S. Treasury Bill Index.
The following sentence is added after the first sentence under the “
Goldman Sachs Alternative Premia Fund—Summary—Performance
” section in the Funds’ Prospectuses and the “
Performance
” section in the Alternative Premia Funds’ Summary Prospectuses:
As of July 29, 2021, the Fund’s primary benchmark index was changed from the ICE Bank of America Merrill Lynch U.S. Dollar Three-Month LIBOR Constant Maturity Index to the ICE Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index. The Adviser believes that the ICE Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index is a more appropriate index in light of the forthcoming cessation of LIBOR.

The following is added under the last row in the table under the “
Goldman Sachs Alternative Premia Fund—Summary—Average Annual Total Return
” section i
n
the Funds’ Multi-Class Prospectus and in the “
Average Annual Total Return
” table under the “
Performance
” section in the Alternative Premia Fund’s Multi-Class Summary Prospectus:

ICE Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index (reflects no deduction for fees or expenses) * * *	0.67%	1.20%	0.63%

***
Effective July 29, 2021, the Fund’s primary benchmark index was changed from the ICE Bank of America Merrill Lynch U.S. Dollar Three-Month LIBOR Constant Maturity Index to the ICE Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index.

Class A, C, Inst, R, R6 Shares | Goldman Sachs Managed Futures Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS TRUST
Class A, Class C, Institutional, Investor, Class R, Class R6 and Class P Shares of the
Goldman Sachs Alternative Premia Fund and Goldman Sachs Managed Futures Strategy Fund
(together, the “Funds”)
Supplement dated July 14, 2021 to the
Summary Prospectuses (“Multi-Class Summaries”) and Statutory Prospectus
(“Multi-Class Prospectus”) (with respect to Class A, Class C, Institutional, Investor,
Class R and Class R6 Shares); the Summary Prospectuses (“Class P Summaries”
and, together with the Multi-Class Summaries, the “Summary Prospectuses”),
Statutory Prospectus (“Class P Prospectus” and, together with the
Multi-Class Prospectus, the “Prospectuses”) (with respect to Class P Shares);
and the Statement of Additional Information (“SAI”),
each dated April 30, 2021
The Board of Trustees of Goldman Sachs Trust recently approved a change to the Funds’ benchmark indices from the ICE Bank of America Merrill Lynch U.S. Dollar Three-Month LIBOR Constant Maturity Index (with respect to the Alternative Premia Fund) and the ICE Bank of America Merrill Lynch U.S. Dollar
One-Month
LIBOR Constant Maturity Index (with respect to the Managed Futures Strategy Fund) to the ICE Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index. This change will be effective July 29, 2021 (the “Effective Date”). Accordingly, on the Effective Date, the Funds’ Prospectuses, Summary Prospectuses and SAI are revised as follows:
The following replaces the last paragraph under the “
Goldman Sachs Managed Futures Strategy Fund
—
Summary
—
Principal Strategy
” section in the Funds’ Prospectuses and the “
Principal Strategy
” section in the Managed Futures Strategy Fund’s Summary Prospectuses:
The Fund’s benchmark index is the ICE Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index.
The following sentence is added after the first sentence under the “
Goldman Sachs Managed Futures Strategy Fund—Summary—Performance”
sections in the Funds’ Prospectuses and the “
Performance
” section in the Managed Futures Strategy Funds’ Summary Prospectuses:
As of July 29, 2021, the Fund’s benchmark index was changed from the ICE Bank of America Merrill Lynch U.S. Dollar
One-Month
LIBOR Constant Maturity Index to the ICE Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index. The Adviser believes that the ICE Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index is a more appropriate index in light of the forthcoming cessation of LIBOR.
The following is added under the last row in the table under the “
Goldman Sachs Managed Futures Strategy Fund—Summary—Average Annual Total Return
” section in the Funds’ Multi-Class Prospectus and in the “
Average Annual Total Return
” table under the “
Performance
” section in the Managed Futures Strategy Fund’s Multi-Class Summary Prospectus:

ICE Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index (reflects no deduction for fees or expenses) * * *	0.67%	1.20%	0.63%

***
Effective July 29, 2021, the Fund’s benchmark index was changed from the ICE Bank of America Merrill Lynch U.S. Dollar
One-Month
LIBOR Constant Maturity Index to the ICE Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index.

Class P Shares | Goldman Sachs Alternative Premia Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS TRUST
Class A, Class C, Institutional, Investor, Class R, Class R6 and Class P Shares of the
Goldman Sachs Alternative Premia Fund and Goldman Sachs Managed Futures Strategy Fund
(together, the “Funds”)
Supplement dated July 14, 2021 to the
Summary Prospectuses (“Multi-Class Summaries”) and Statutory Prospectus
(“Multi-Class Prospectus”) (with respect to Class A, Class C, Institutional, Investor,
Class R and Class R6 Shares); the Summary Prospectuses (“Class P Summaries”
and, together with the Multi-Class Summaries, the “Summary Prospectuses”),
Statutory Prospectus (“Class P Prospectus” and, together with the
Multi-Class Prospectus, the “Prospectuses”) (with respect to Class P Shares);
and the Statement of Additional Information (“SAI”),
each dated April 30, 2021
The Board of Trustees of Goldman Sachs Trust recently approved a change to the Funds’ benchmark indices from the ICE Bank of America Merrill Lynch U.S. Dollar Three-Month LIBOR Constant Maturity Index (with respect to the Alternative Premia Fund) and the ICE Bank of America Merrill Lynch U.S. Dollar
One-Month
LIBOR Constant Maturity Index (with respect to the Managed Futures Strategy Fund) to the ICE Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index. This change will be effective July 29, 2021 (the “Effective Date”). Accordingly, on the Effective Date, the Funds’ Prospectuses, Summary Prospectuses and SAI are revised as follows:
The following replaces the last paragraph under the “
Goldman Sachs Alternative Premia Fund
—
Summary
—
Principal Strategy
” section in the Funds’ Prospectuses and the “
Principal Strategy
” section in the Alternative Premia Fund’s Summary Prospectuses:
The Fund’s primary benchmark index is the ICE Bank of America Merrill Lynch
Three-Month
U.S. Treasury Bill Index.
The following sentence is added after the first sentence under the “
Goldman Sachs Alternative Premia Fund—Summary—Performance
” section in the Funds’ Prospectuses and the “
Performance
” section in the Alternative Premia Funds’ Summary Prospectuses:
As of July 29, 2021, the Fund’s primary benchmark index was changed from the ICE Bank of America Merrill Lynch U.S. Dollar Three-Month LIBOR Constant Maturity Index to the ICE Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index. The Adviser believes that the ICE Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index is a more appropriate index in light of the forthcoming cessation of LIBOR.
The following is added under the last row in the table under the “
Goldman Sachs Alternative Premia Fund—Summary—Average Annual Total Return
” section in the Funds’ Class P Prospectus and in the “
Average Annual Total Return
” table under the “
Performance
” section in the Alternative Premia Fund’s Class P Summary Prospectus:

ICE Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index (reflects no deduction for fees or expenses) *	0.67%	1.62%
*
Effective July 29, 2021, the Fund’s primary benchmark index was changed from the ICE Bank of America Merrill Lynch U.S. Dollar Three-Month LIBOR Constant Maturity Index to the ICE Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index.

Class P Shares | Goldman Sachs Managed Futures Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS TRUST
Class A, Class C, Institutional, Investor, Class R, Class R6 and Class P Shares of the
Goldman Sachs Alternative Premia Fund and Goldman Sachs Managed Futures Strategy Fund
(together, the “Funds”)
Supplement dated July 14, 2021 to the
Summary Prospectuses (“Multi-Class Summaries”) and Statutory Prospectus
(“Multi-Class Prospectus”) (with respect to Class A, Class C, Institutional, Investor,
Class R and Class R6 Shares); the Summary Prospectuses (“Class P Summaries”
and, together with the Multi-Class Summaries, the “Summary Prospectuses”),
Statutory Prospectus (“Class P Prospectus” and, together with the
Multi-Class Prospectus, the “Prospectuses”) (with respect to Class P Shares);
and the Statement of Additional Information (“SAI”),
each dated April 30, 2021
The Board of Trustees of Goldman Sachs Trust recently approved a change to the Funds’ benchmark indices from the ICE Bank of America Merrill Lynch U.S. Dollar Three-Month LIBOR Constant Maturity Index (with respect to the Alternative Premia Fund) and the ICE Bank of America Merrill Lynch U.S. Dollar
One-Month
LIBOR Constant Maturity Index (with respect to the Managed Futures Strategy Fund) to the ICE Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index. This change will be effective July 29, 2021 (the “Effective Date”). Accordingly, on the Effective Date, the Funds’ Prospectuses, Summary Prospectuses and SAI are revised as follows:
The following replaces the last paragraph under the “
Goldman Sachs Managed Futures Strategy Fund
—
Summary
—
Principal Strategy
” section in the Funds’ Prospectuses and the “
Principal Strategy
” section in the Managed Futures Strategy Fund’s Summary Prospectuses:
The Fund’s benchmark index is the ICE Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index.
The following sentence is added after the first sentence under the “
Goldman Sachs Managed Futures Strategy Fund—Summary—Performance”
sections in the Funds’ Prospectuses and the “
Performance
” section in the Managed Futures Strategy Funds’ Summary Prospectuses:
As of July 29, 2021, the Fund’s benchmark index was changed from the ICE Bank of America Merrill Lynch U.S. Dollar
One-Month
LIBOR Constant Maturity Index to the ICE Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index. The Adviser believes that the ICE Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index is a more appropriate index in light of the forthcoming cessation of LIBOR.
The following is added under the last row in the table under the “
Goldman Sachs Managed Futures Strategy Fund—Summary—Average Annual Total Return
” section in the Funds’ Class P Prospectus and in the “
Average Annual Total Return
” table under the “
Performance
” section in the Managed Futures Strategy Fund’s Class P Summary Prospectus:

ICE Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index (reflects no deduction for fees or expenses) *	0.67%	1.62%

*
Effective July 29, 2021, the Fund’s benchmark index was changed from the ICE Bank of America Merrill Lynch U.S. Dollar
One-Month
LIBOR Constant Maturity Index to the ICE Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index.